Financial assests at fair value -Additional Information (Details) ¥ in Millions, $ in Millions	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of financial assets [line items]
Investment	¥ 2,255		¥ 489	¥ 411	¥ 236
Warner music group corp
Disclosure of financial assets [line items]
Investment	¥ 708	$ 100
Equity interest subscribed	0.78%	0.78%